Related-Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Loans to principal officers, directors, and their affiliates were as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Beginning balance	$488	$829
New loans	45	44
Repayments	(89)	(385)
Ending balance	$444	$488

Deposits from principal officers, directors, and their affiliates at December 31, 2014 and 2013 totaled $1.7 million and $1.9 million, respectively.